Related Parties (Details Narrative)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 14, 2025 shares	Jun. 07, 2023 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2025 USD ($) Trust shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Trust shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Trust shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2022	Oct. 19, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jan. 20, 2022 Director Resident
Related Party Transaction [Line Items]
Related party fee								$ 3,900,000	$ 2,700,000
Other expenses				$ 2,443,000	$ 2,790,000	$ 4,934,000	$ 5,871,000	11,529,000	21,854,000
Accounts payable and accrued expenses				234,348,000		234,348,000		156,770,000	157,157,000
Other liabilities				29,861,000		29,861,000		24,381,000	31,727,000
Other assets				54,339,000		54,339,000		49,144,000	14,699,000
Lease and direct operating expenses				15,101,000	22,276,000	95,126,000	(12,016,000)	16,242,000	2,549,850,000
Highland Consolidated LP [Member]
Related Party Transaction [Line Items]
Outstanding loan balance								$ 11,200,000	$ 11,500,000
Preferred Series A Subclass 0 [Member]
Related Party Transaction [Line Items]
Preferred equity account balance value of interest assigned											$ 15,300,000
Preferred Series A Subclass 1 [Member]
Related Party Transaction [Line Items]
Preferred equity account balance value of interest assigned											48,100,000
Class S Preferred [Member]
Related Party Transaction [Line Items]
Preferred equity account balance value of interest assigned											$ 1,000,000
Preferred equity account balance shares assigned | shares											1,000,000
Class S Ordinary [Member]
Related Party Transaction [Line Items]
Preferred equity account balance value of interest assigned											$ 3,640,000,000
Preferred equity account balance shares assigned | shares											3,640,000,000
Services Agreement [Member]
Related Party Transaction [Line Items]
Related party fee				$ 0	400,000	$ 0	1,600,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Renewal provision term									1 year
Agreement term									1 year
Beneficient Management Counselors LLC [Member]
Related Party Transaction [Line Items]
Percentage of board of directors, pre-decoupling				49.00%		49.00%		49.00%
Percentage of members on management committee to select				50.00%		50.00%		50.00%
Percentage of members on community committee to select				50.00%		50.00%		50.00%
Bradley Capital Company LLC [Member]
Related Party Transaction [Line Items]
Related party fee								$ 2,500,000	$ 2,900,000
Bradley Capital Company LLC [Member] | Services Agreement Base Fee [Member]
Related Party Transaction [Line Items]
Related party fee		$ 500,000				$ 400,000		400,000
Bradley Capital Company LLC [Member] | Services Agreement Supplemental Fee [Member]
Related Party Transaction [Line Items]
Related party fee		$ 200,000				200,000		200,000
Bradley Capital Company LLC [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Costs for retired departed employees						$ 200,000		200,000
Renewal provision term		1 year				1 year				1 year
Minimum value of securities held				$ 10,000,000.0		$ 10,000,000.0		$ 10,000,000.0
Percentage of aggregate fair market value of ben								1.00%		1.00%
Other expenses				700,000	700,000	1,400,000	1,400,000	$ 2,800,000	2,700,000
Accounts payable and accrued expenses				5,300,000		5,300,000		3,900,000
Accounts payable and accrued expense									700,000
Bradley Capital Company LLC [Member] | Services Agreement [Member] | CEO and Chairman [Member]
Related Party Transaction [Line Items]
Annual salary						200,000		200,000
Bradley Capital Company LLC [Member] | Services Agreement Legal Fees [Member]
Related Party Transaction [Line Items]
Related party fee				1,800,000	1,400,000	3,700,000	2,600,000	7,000,000.0	2,900,000
Bradley Capital Company LLC [Member] | Aircraft Sublease [Member]
Related Party Transaction [Line Items]
Related party fee						1,400,000		1,400,000
Accounts payable and accrued expenses				10,800,000		$ 10,800,000		$ 10,800,000	10,800,000
Agreement term						1 year		1 year
Related party transaction, termination period								3 days
Lease and direct operating expenses								$ 0	4,300,000
Beneficient Holdings Inc [Member]
Related Party Transaction [Line Items]
Related party fee						$ 30,000		$ 30,000
Agreement term								5 years
Beneficient Holdings Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Agreement term						5 years
Beneficient Holdings Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement term						7 years		7 years
Beneficient Holdings Inc [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Maximum costs per year						$ 250,000		$ 250,000
HCLP Nominees LLC [Member] | Indemnification Obligation Legal Fees [Member]
Related Party Transaction [Line Items]
Related party fee				$ 600,000	500,000	$ 1,100,000	1,000,000.0	$ 1,900,000	1,000,000.0
Research Ranch Operating Company LLC [Member]
Related Party Transaction [Line Items]
Number of trusts | Trust				3		3		3
Debt due to related parties, gross				$ 2,300,000		$ 2,300,000		$ 2,300,000	2,200,000
Beneficient Heartland Foundation [Member]
Related Party Transaction [Line Items]
Number of board of directors | Director													11
Population maximum resident | Resident													5,000
Number of board of directors allowed to appoint | Director													11
Number of board of directors appointed by counterparty | Director													2
Beneficient Heartland Foundation [Member] | Initial Charitable Contribution Initiative [Member]
Related Party Transaction [Line Items]
Related party fee			$ 15,400,000
Beneficient Heartland Foundation [Member] | Charitable Contribution Benefit For Development Projects And Promotion And Growth Of Industry [Member]
Related Party Transaction [Line Items]
Related party fee			2,700,000
Beneficient Heartland Foundation [Member] | Charitable Contribution Benefit Of Public Charities Dedicated To Economic Development [Member]
Related Party Transaction [Line Items]
Related party fee			200,000
Beneficient Heartland Foundation [Member] | Charitable Contribution Indirect Beneficiaries [Member]
Related Party Transaction [Line Items]
Related party fee			$ 12,500,000
Beneficient Heartland Foundation Community Leaders [Member]
Related Party Transaction [Line Items]
Number of board of directors | Director													7
Beneficient Heartland Foundation Ben Employees Individuals [Member]
Related Party Transaction [Line Items]
Number of board of directors | Director													4
Kansas TEFFI Economic Growth Trust [Member]
Related Party Transaction [Line Items]
Related party fee				900,000	$ 100,000	1,300,000	$ 300,000	400,000	1,400,000
Other liabilities				400,000		400,000		400,000	100,000
Other assets				1,400,000		1,400,000		1,400,000				$ 1,400,000
Repayment of notes receivable from related parties								$ 200,000
Promissory note extended period								2 years
Hicks Holdings LLC [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses				900,000		900,000		$ 800,000	0
Debt due to related parties				$ 23,900,000		$ 23,900,000		$ 25,400,000	$ 27,500,000
Hicks Holdings LLC [Member] | Common Stock B [Member]
Related Party Transaction [Line Items]
Shares held | shares				16,528		16,528		16,528
Hicks Holdings LLC [Member] | Common Stock A [Member]
Related Party Transaction [Line Items]
Preferred equity, shares purchased | shares								100,000
Preferred equity, shares purchased, value								$ 200,000
Hicks Holdings LLC [Member] | Common Stock A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Preferred equity, shares purchased | shares	92,485,639
Hicks Holdings LLC [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares held | shares								16,528	16,528
Hicks Holdings LLC [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Preferred equity, shares purchased | shares								100,000
Preferred equity, shares purchased, value								$ 200,000
Bruce W Schnitzer [Member] | Consulting Agreement [Member] | Board Member [Member]
Related Party Transaction [Line Items]
Annual salary									$ 150,000
Peter T. Cangany Jr [Member] | Subscription Agreements [Member] | Director [Member]
Related Party Transaction [Line Items]
Preferred equity, shares purchased | shares								262,500
Preferred equity, shares purchased, value								$ 500,000	500,000
GWG Holdings [Member] | Shared Services Agreement [Member]
Related Party Transaction [Line Items]
Cash received from Related Parties									1,400,000
Richard W Fisher [Member] | Consulting Agreement [Member] | Board [Member]
Related Party Transaction [Line Items]
Annual salary									$ 150,000